Revenues (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Long term deferred revenue	$ 28.5	$ 28.5	$ 25.2
Revenue recognized	36.7	36.7	8.8
Remaining performance obligations	93.5	93.5
Expected remaining performance obligations recognized during next 12 months	61.8	61.8
Expected remaining performance obligations recognized over subsequent 12 months	19.9	19.9
Expected remaining performance obligations recognized remainder thereafter	11.7	11.7
Deferred sales commissions	$ 9.8	$ 9.8	$ 9.6